INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS [Abstract]
Investment at Fair Value Through Profit or Loss
a)	Investment at fair value through profit or loss consist of the following:

	2021	2020
	S/(000)	S/(000)

Mutual funds (i)	1,574,233	979,296
Government treasury bonds (ii)	1,185,541	1,584,913
Certificates of deposit BCRP (iii)	1,111,142	1,872,875
Investment funds (iv)	531,847	362,493
Restricted mutual funds (v)	365,954	436,881
Participation in RAL Funds (vi)	323,139	278,819
Hedge funds	176,816	126,938
Corporate bonds	172,857	328,315
Subordinated bonds	110,484	103,162
ETF (Exchange - Traded Fund)	105,305	32,085
Shares (vii)	90,728	289,349
Multilateral organization bonds	33,082	14,765
Central Bank of Chile bonds	32,761	15,306
RPI International Holding, LP (viii)	–	5,641
Others (ix)	105,310	23,259
Balance before accrued interest	5,919,199	6,454,097
Accrued interest	9,298	13,374
Total	5,928,497	6,467,471

(i)
As of December 31, 2021, the balance corresponds to mutual funds from Luxembourg, Bolivia, Ireland and other countries, which represent 70.5 percent, 21.5 percent, 3.8 percent and 4.2 percent of the total, respectively, (from Peru, Luxembourg, Bolivia and other countries, which represent 30.9 percent, 29.5 percent, 28.8 percent and 10.8 percent of the total, respectively, as of December 31, 2020). The increase in the balance corresponds mainly to (i) the purchase of participations in the fund “BNP Paribas Insticash US$1D Short Term VNAV Classic Cap”, whose balance as of December, 31 2021 was S/279.3 million, and (ii) the purchase of new participations mainly in funds managed by Credicorp Capital Asset Management S.A. Administradora General de Fondos, whose balance as of December 31, 2021 was S/280.9 million.

(ii)	As of December 31, 2021 and 2020 the balance of these instruments includes the following government treasury bonds:

	2021	2020
	S/(000)	S/(000)

Colombian Treasury bonds	898,733	1,120,991
Peruvian Treasury bonds	211,571	349,219
U.S. treasury and federal agency bonds	7,948	–
Chile Treasury bonds	66,643	21,072
Brasil Treasury bonds	646	53,857
Panama Treasury bonds	–	20,644
Mexico Treasury bonds	–	19,130
Total	1,185,541	1,584,913

(iii)
As of December 31, 2021, the balance corresponds to 2,789 certificates of deposit for US$278.7 million, equivalent to S/1,111.1 million, whose interest rates are from 0.67 percent to 0.70 percent, and with maturity from October to November 2021 (5,174 certificates of deposit for US$517.23 million, equivalent to S/1,872.9 million, accruing interest at an effective annual rate from 0.25 percent to 0.28 percent, and with maturity from January to March 2021, as of December 31, 2020). The variation corresponds to the maturity of the instruments.

(iv)
As of December 31, 2021, the balance corresponds mainly to investment funds in Peru and the United States that represent 40.6 percent and 55.6 percent, respectively, among other countries (Peru and the United States that represented 40.0 percent and 25.6 percent, respectively, as of December 31, 2020). The increase in the balance corresponds to the increase in the investment funds Tishman Speyer Properties LP in S/39.3 million, Compass Group SAFI in S/38.4 million, Carlyle Peru Fund L.P. in S/31.5 million, and BD Capital SAFI S.A.C in S/22.2 million, among others.

(v)
The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.

(vi)
As of December 31, 2021, these funds amount approximately to Bs 346.1 million, equivalent to S/202.3 million, and US$30.3 million, equivalent to S/120.8 million (Bs 325.1 million, equivalent to S/173.2 million, and US$29.2 million, equivalent to S/105.6 million as December 31, 2020) and comprise the investments made by the Group in the Central Bank of Bolivia as collateral for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.

(vii)
The decrease of the balance corresponds mainly to the sale of Royalty Pharma plc’s ordinary shares. As of December 31, 2021, all of these shares were sold (757,692 shares for US$37.9 million, equivalent to S/137.2 million, as of December 31, 2020).

(viii)	During the first trimester of 2021, all participations were liquidated.

As of December 31, 2020, the balance corresponds to participations in RPI International Holding, LP, who invests in a series of subordinate funds whose objective is to invest in Royalty Pharma Investments, an investment fund established under the laws of Ireland. This investment fund is dedicated to buying medical and biotechnology patents. Participations in RPI International Holdings, LP, are not liquid and require authorization for negotiation.

(ix)	The increase mainly comprises the acquisition of finance lease bonds for S/94.4 million.

Investments at Fair Value through Other Comprehensive Income
b)	Investments at fair value through other comprehensive income consist of the following:

	2021				2020
		Unrealized gross amount				Unrealized gross amount
	Cost	Profits	Losses	Estimated fair value	Cost	Profits	Losses	Estimated fair value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Debts instruments:

Corporate bonds (i)	14,456,083	594,025	(334,687)	14,715,421	12,177,023	1,132,719	(52,953)	13,256,789
Government treasury bonds (ii)	9,600,115	206,701	(568,417)	9,238,399	11,051,662	1,158,845	(5,458)	12,205,049
Certificates of deposit BCRP (iii)	8,347,101	7	(9,676)	8,337,432	15,343,851	20,431	–	15,364,282
Securitization instruments (iv)	768,012	20,202	(66,825)	721,389	703,920	63,131	(21,471)	745,580
Negotiable certificates of deposit (v)	615,514	10,505	(1,508)	624,511	873,218	14,093	(1,420)	885,891
Subordinated bonds	217,222	6,281	(4,224)	219,279	191,966	19,933	(317)	211,582
Others	125,877	4,699	(4,324)	126,252	147,327	14,802	(44)	162,085
	34,129,924	842,420	(989,661)	33,982,683	40,488,967	2,423,954	(81,663)	42,831,258
Equity instruments designated at the initial recognition

Shares issued by:
Inversiones Centenario	112,647	72,124	–	184,771	112,647	168,132	–	280,779
Alicorp S.A.A.	12,197	125,356	–	137,553	12,198	153,935	–	166,133
Bolsa de Valores de Lima	19,423	6,730	–	26,153	19,423	3,942	–	23,365
Bolsa de Comercio de Santiago	3,648	4,108	–	7,756	15,306	–	(3,995)	11,311
Compañía Universal Textil S.A.	9,597	–	(3,233)	6,364	9,597	–	(3,163)	6,434
Pagos Digitales Peruanos S.A.	5,197	–	(5,197)	–	5,197	–	(5,197)	-
Bolsa de Valores de Colombia	4,402	–	(188)	4,214	5,380	118	–	5,498
Corporación Andina de Fomento	194	1,357	–	1,551	–	–	–	-
Others	7,831	2,376	(742)	9,465	7,640	1,786	(396)	9,030
	175,136	212,051	(9,360)	377,827	187,388	327,913	(12,751)	502,550

Balance before accrued interest	34,305,060	1,054,471	(999,021)	34,360,510	40,676,355	2,751,867	(94,414)	43,333,808
Accrued interest				397,933				410,081
Total				34,758,443				43,743,889

Maturities and Annual Market Rates of Available for Sale Investments
The maturities and annual market rates of investments at fair value through other comprehensive income during 2021 and 2020, are as follows:

	Maturities		Annual effective interest rate
	2021	2020	2021						2020
			S/		US$		Other		S/		US$		Other
			Min	Max	Min	Max	Min	Max	Min	Max	Min	Max	Min	Max
			%	%	%	%	%	%	%	%	%	%	%	%

Corporate bonds (*)	Jan-2022 / Nov-2095	Jan-2021 / Jul-2070	1.64	19.28	–	67.59	1.35	7.86	(0.31)	16.21	0.01	10.51	0.78	6.25
Government treasury bonds	Jan-2022 / Feb-2055	Jan-2021 / Feb-2055	1.79	6.91	–	4.61	4.00	5.16	(1.20)	5.08	0.03	4.61	0.07	0.41
Certificates of deposit BCRP	Jan-2022 / Mar-2023	Jan-2021 / Mar-2023	2.52	3.40	–	–	–	–	0.25	0.73	–	–	–	–
Negotiable certificates of deposits	Jan-2022 / Jul-2033	Jan-2021 / Jul-2033	3.88	3.88	2.48	2.68	1.00	6.02	–	–	2.48	4.57	0.05	5.90
Securitization instruments	Jan-2022 / Sep-2045	Jan-2021 / Sep-2045	4.05	28.90	2.17	10.85	3.50	–	1.32	13.36	1.51	9.19	–	6.00
Subordinated bonds (**)	Apr-2022 / Aug-2045	Apr-2022 / Aug-2045	0.28	7.48	0.86	7.62	–	–	(0.04)	5.74	0.16	4.76	–	–
Others	Apr-2022 / Feb-2035	Jan-2021 / Feb-2035	1.77	7.99	3.39	5.05	0.05	0.05	(0.18)	5.84	3.38	4.52	–	–

(*) As of December 31, 2020, the annual effective interest rate of (0.31) corresponds to a bond issued by the Danske Bank; excluding such interest rate, the rates tend to be positive..

(**) As of December 31, 2020, the annual effective interest rate of (0.04) percent corresponds to a bond issued by the Banco Interamericano de Finanzas S.A.; excluding such interest rate, the rates tend to be positive.

Balance of Government Treasury Bonds
(ii)	As of December 31, 2021 and 2020, the balance includes the following Government Treasury Bonds:

	2021	2020
	S/(000)	S/(000)

Peruvian treasury bonds (*)	7,496,775	11,343,664
U.S. treasury and federal agency bonds	1,455,114	564,380
Bolivian treasury bonds	89,941	74,248
Colombian treasury bonds	87,428	101,741
Chilean treasury bonds	83,978	81,502
Others	25,163	39,514
Total	9,238,399	12,205,049

(*)
The variation in the balance corresponds to sales of instruments and to the decrease in the fair value. The largest unrealized loss compared to the balance in 2020 is due to the political uncertainty of the country. See Note 2(c).

Balance of Securitization Instruments
(iv)	As of December 31, 2021 and 2020, the balance of securitization instruments includes the following:

	2021	2020
	S/(000)	S/(000)

Inmuebles Panamericana S.A.	142,629	164,091
ATN S.A.	98,525	99,112
Colegios Peruanos S.A.	68,714	63,268
Costa de Sol S.A.	46,502	51,483
Nessus Hoteles Perú S.A.	38,547	40,050
Fábrica Nacional de Cemento S.A.	28,187	34,537
Concesionaria La Chira S.A.	27,370	32,138
Homecenters Peruanos S.A.	27,206	32,308
Industrias de Aceite S.A.	–	37,175
Others (less than S/28.2 million and S/30.5 million, respectively)	243,709	191,418
Total	721,389	745,580

Amortized Cost of Investments
c)	Amortized cost investments consist of the following:

	2021
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds (i)	7,438,364	7,169,787
Corporate bonds (i)	420,263	419,069
Subordinated bonds (i)	86,861	86,412
Certificates of payment on work progress (CRPAO) (ii)	74,499	19,310
Foreign government bonds (i)	74,122	73,645
Sub total	8,094,109	7,768,223
Accrued interest	171,450	171,450
Total	8,265,559	7,939,673

	2020
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds (i)	4,739,588	5,438,925
Certificates of payment on work progress (CRPAO) (ii)	89,084	93,591
Foreign government bonds (i)	28,909	28,695
Sub total	4,857,581	5,561,211
Accrued interest	104,801	104,801
Total	4,962,382	5,666,012

The expected loss of investments at amortized cost as of December 31, 2021 and 2020 is S/2.8 million and S/0.7 million, respectively.

(i)
As of December 31, 2021, said bonds have maturities between January 2022 and February 2042, accruing interest at an annual effective interest rate between 3.62 percent and 6.77 percent on bonds denominated in soles, between 0.71 percent and 4.50 percent on bonds denominated in US dollar, and between 0.00 percent and 2.96 percent annual on bonds issued in other currencies (as of December 31, 2020, have maturities between January 2021 and February 2042, accruing interest at an annual effective interest rate between 0.74 percent and 5.06 percent on bonds denominated in soles and between 0.00 percent and 3.05 percent on bonds issued in other currencies).

It is worth mentioning that the instruments with an interest rate of 0.00 percent corresponds to bonds issued by the Colombian Government, whose issue indicators on the date of acquisition were at very low levels; however, MiBanco Colombia invested in these instruments because it is a Colombian company that must invest in them according to local regulations, with the objective that the funds acquired by the Colombian Government are destined for the development and incentive of certain economic sectors.

Likewise, Credicorp Management has determined that as of December 31, 2021, the difference between amortized cost and the fair value of these investments is temporary in nature and Credicorp has the intention and ability to hold each of these investments until its maturity.

As of December 31, 2021, the Group has repurchase agreement transactions for investments at amortized cost for an estimated fair value of S/3,854.0 million (S/2,766.2 million as of December 31, 2020), the related liability for which is presented in the caption “Payables from repurchase agreements and securities lending” of the consolidated statement of financial position, see note 5(c).

(ii)
As of December 31, 2021 there are 89 certificates of Annual Recognition of Payment on Work Progress - CRPAO from Spanish acronym (121 CRPAOs as of December 31, 2020), issued by the Peruvian Government to finance projects and concessions. Said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2022 and April 2026, accruing interest at an annual effective rate between 2.32 percent and 4.26 percent (between January 2021 and April 2026, accruing interest at an annual effective rate between 2.42 percent and 3.47 percent as of December 31, 2020).

Balance of Investments Classified by Maturity
d)	The table below shows the balance of investments classified by maturity, without consider accrued interest or provision for credit loss:

	2021
	At fair value through profit or loss	At fair value through other comprehensive income	Amortized cost
	S/(000)	S/(000)	S/(000)

Up to 3 months	1,172,834	8,117,458	78,311
From 3 months to 1 year	209,172	3,683,466	296,699
From 1 to 3 years	746,115	4,804,229	1,641,340
From 3 to 5 years	136,444	4,111,276	459,363
More than 5 years	1,020,840	13,266,254	5,618,396
Without maturity	2,633,794	377,828	–
Total	5,919,199	34,360,511	8,094,109

	2020
	At fair value through profit or loss	At fair value through other comprehensive income	Amortized cost
	S/(000)	S/(000)	S/(000)

Up to 3 months	1,973,038	14,564,360	11,518
From 3 months to 1 year	94,554	2,606,845	42,397
From 1 to 3 years	462,168	4,272,547	163,120
From 3 to 5 years	486,310	3,770,438	631,740
More than 5 years	1,290,057	17,617,068	4,008,806
Without maturity	2,147,970	502,550	–
Total	6,454,097	43,333,808	4,857,581